Derivatives (Details 3) (Derivatives not designated as hedging instruments, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives not designated as hedging instruments
Derivative notional amount	$ 7,500
Gain (Loss) on Derivative Recognized in income	(24)	(2)	22
Foreign currency forward/option contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	20	(24)	13
Foreign currency forward contracts | Interest expense
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	(43)	22	9
Commodity price swap contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ (1)	$ 0